Cover	12 Months Ended
Jun. 30, 2025
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	POST-EFFECTIVE AMENDMENT NO.1
Entity Registrant Name	MEDI GROUP LIMITED
Entity Central Index Key	0002022097
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 15-16, 22/F., CEO Tower
Entity Address, Address Line Two	77 Wing Hong Street
Entity Address, Address Line Three	Cheung Sha Wan
Entity Address, City or Town	Kowloon
City Area Code	+(852)
Local Phone Number	2388 1121
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 E. 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	(800)
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.